Long term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Investments.
Schedule of long-term investments

	As of December 31,
	2023	2024
Equity investments:
Equity securities without readily determinable fair values using the measurement alternative	700,459	708,124
Equity securities without readily determinable fair values using the NAV practical expedient	30,185	72,434
Equity securities with readily determinable fair values	294,561	140,985
Equity investments accounted for using the equity method	160,526	1,354
Debt investments:
Long-term time deposits	409,645	—
Total	1,595,376	922,897